UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          August 16, 2010
------------------------------     ------------------       ---------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        25
                                                  ------------------------------

Form 13F Information Table Value Total:                     $126,973
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                    Quarter Ended June 30, 2010

---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------------
                                                               VALUE   SHRS OR   SH/   PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                                              -------- --------  ---   ----  ---------- -------- -------------------
       NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000) PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------------    --------------    ---------   -------- --------  ---   ----  ---------- -------- ------- ------ ----
AMERICAN CAMPUS CMNTYS INC           COM          024835100    7,355   269,500   SH           SOLE               269,500
BRANDYWINE RLTY TR              SH BEN INT NEW    105368203    5,778   537,464   SH           SOLE               537,464
BROOKDALE SR LIVING INC              COM          112463104    5,566   371,042   SH           SOLE               371,042
CHATHAM LODGING TR                   COM          16208T102    2,584   144,600   SH           SOLE               144,600
CHESAPEAKE LODGING TR           SH BEN INT        165240102    4,340   274,311   SH           SOLE               274,311
COHEN & STEERS INC                   COM          19247A100    5,609   270,449   SH           SOLE               270,449
DIAMONDROCK HOSPITALITY CO           COM          252784301    3,892   473,536   SH           SOLE               473,536
DUKE REALTY CORP                   COM NEW        264411505    2,641   232,700   SH           SOLE               232,700
EQUITY LIFESTYLE PPTYS INC           COM          29472R108   11,657   241,690   SH           SOLE               241,690
EXTRA SPACE STORAGE INC              COM          30225T102    2,390   171,960   SH           SOLE               171,960
FOREST CITY ENTERPRISES INC          CL A         345550107    9,222   814,654   SH           SOLE               814,654
GAYLORD ENTMT CO NEW                 COM          367905106    3,888   176,000   SH           SOLE               176,000
HEALTH CARE REIT INC                 COM          42217K106    7,881   187,100   SH           SOLE               187,100
INVESCO MORTGAGE CAPITAL INC         COM          46131B100    5,562   277,950   SH           SOLE               277,950
KILROY RLTY CORP                     COM          49427F108    3,912   131,600   SH           SOLE               131,600
M D C HLDGS INC                      COM          552676108    2,695   100,000   SH    CALL   SOLE               100,000
MPG OFFICE TR INC                    COM          553274101    2,062   703,700   SH           SOLE               703,700
NATIONWIDE HEALTH PPTYS INC          COM          638620104    5,466   152,800   SH           SOLE               152,800
POST PPTYS INC                       COM          737464107    2,792   122,835   SH           SOLE               122,835
RAMCO-GERSHENSON PPTYS TR       COM SH BEN INT    751452202    3,392   335,796   SH           SOLE               335,796
RETAIL OPPORTUNITY INVTS COR         COM          76131N101    7,687   796,537   SH           SOLE               796,537
RYLAND GROUP INC                     COM          783764103    1,582   100,000   SH    CALL   SOLE               100,000
SIMON PPTY GROUP INC NEW             COM          828806109    8,713   107,900   SH           SOLE               107,900
TOLL BROTHERS INC                    COM          889478103    2,454   150,000   SH    CALL   SOLE               150,000
VORNADO RLTY TR                 SH BEN INT        929042109    7,853   107,651   SH           SOLE               107,651
